ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Allowance for credit loss, beginning balance	$ 3,266
Net investment in lease, allowance for credit loss, beginning balance	192
Allowance recorded in net income of associated companies	(402)
Allowance for credit loss, ending balance	2,864
Net investment in lease, allowance for credit loss, ending balance	93
Trade receivables
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Allowance for credit loss, beginning balance	260
Allowance recorded in net income of associated companies	(235)
Allowance for credit loss, ending balance	25
Other receivables
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Allowance for credit loss, beginning balance	904
Allowance recorded in net income of associated companies	(63)
Allowance for credit loss, ending balance	841
Related Party receivables
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Allowance for credit loss, beginning balance	30
Allowance recorded in net income of associated companies	(5)
Allowance for credit loss, ending balance	25
Investment in sales-type, direct financing leases and leaseback assets
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Net investment in lease, allowance for credit loss, beginning balance	192
Allowance recorded in net income of associated companies	(99)
Net investment in lease, allowance for credit loss, ending balance	93
Other long-term assets
Disclosure of Allowance for Expected Credit Losses by Balance Sheet Items [Line Items]
Allowance for credit loss, beginning balance	1,880
Allowance recorded in net income of associated companies	0
Allowance for credit loss, ending balance	$ 1,880